7. Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll and benefits		$ 625,289	$ 67,120
Accrued professional fees		413,945	574,186
Accrued research costs		145,026	573,879
Accrued interest		77,857	0
Other		224,929	194,506
Total accrued expenses	$ 1,607,125	$ 1,487,046	$ 1,409,691